Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2021